Regulatory Capital (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Regulatory Capital Position

The following table summarizes the Bank's regulatory capital positions as at January 31, 2019 and October 31, 2018.

Regulatory Capital Position
(millions of Canadian dollars, except as noted)		As at
	January 31 2019	October 31 2018
Capital
Common Equity Tier 1 Capital	$52,668	$52,389
Tier 1 Capital	59,396	59,735
Total Capital	69,968	70,434
Risk-weighted assets used in the calculation of capital ratios[1]
Common Equity Tier 1 Capital	$439,324	$435,632
Tier 1 Capital	439,324	435,780
Total Capital	439,324	435,927
Capital and leverage ratios
Common Equity Tier 1 Capital ratio[1]	12.0%	12.0%
Tier 1 Capital ratio[1]	13.5	13.7
Total Capital ratio[1]	15.9	16.2
Leverage ratio	4.1	4.2

[1]

In accordance with the final Capital Adequacy Requirements guideline, the Credit Valuation Adjustment (CVA) capital charge is being phased in until the first quarter of 2019. Each capital ratio has its own RWA measure due to the OSFI prescribed scalar for inclusion of the CVA. For fiscal 2018, the scalars for inclusion of CVA for CET1, Tier 1, and Total Capital RWA were 80%, 83%, and 86%, respectively. For fiscal 2019, the corresponding scalars are all 100%.